Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,661)	$ (27,667)	$ (26,534)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,632	1,377	1,099
Stock-based compensation	15,026	12,089	9,869
Exchange rate differences	945	4,259	(496)
Interest on short-term deposits	(848)	(1,213)	87
Change in fair value of Forfeiture Shares	(1,713)	(2,907)	173
Reduction in the carrying amount of ROU assets	1,874	1,726
Equity in earnings of investee, net of dividend received	1		18
Changes in operating assets and liabilities:
Trade accounts receivable	(3,166)	(4,419)	1,584
Prepaid expenses and other current assets	489	3,462	(5,286)
Inventories	9,980	(14,494)	(6,163)
Long-term assets	(174)	293	(411)
Trade accounts payable	(6,374)	5,841	2,633
Accrued compensation	(1,949)	1,623	633
Other current liabilities	(864)	(502)	1,184
Change in operating lease liabilities	(1,598)	(1,571)
Other long-term liabilities	41	8	1
Net cash used in operating activities	(6,359)	(22,095)	(21,609)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(206,024)	(214,522)	(121,947)
Maturities of short-term deposits	208,561	203,902	39,227
Purchase of property and equipment	(1,185)	(1,109)	(1,443)
Net cash provided by (used in) investing activities	1,352	(11,729)	(84,163)
CASH FLOWS FROM FINANCING ACTIVITIES -
Proceeds from Transactions related to the Merger, net			134,185
Exercise of options	1,498	822	1,246
Net cash provided by financing activities	1,498	822	135,431
Effect of exchange rate changes on cash and cash equivalents	746	(3,765)	816
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,763)	(36,767)	30,475
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	20,024	56,791	26,316
CASH AND CASH EQUIVALENTS AT END OF YEAR	17,261	20,024	56,791
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	293	214	417
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	611	317	44
Unpaid issuance costs classified to additional paid in capital			41
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of $4.9 million recognized on initial adoption, refer also to note 2(q)	398	648
Conversion of Redeemable Convertible Preferred Shares			150,179
Issuance of Forfeiture Shares			$ 4,485